Commitments and Contingencies - Contractual Obligation (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2025	$ 5,750
2026	6,500
2027	6,000
2028	6,000
2029	1,000
Total	$ 25,250